EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
EARNINGS PER SHARE
Schedule of earnings per share calculated using the weighted average number of common shares outstanding

(a)Basic

	Year ended	Year ended
	December 31,	December 31,
	2025	2024
Income for the year	$106,895	$88,981
Weighted average number of common shares (millions)	328.9	318.7
Basic earnings per share	$0.33	$0.28

(b)Diluted

	Year ended	Year ended
	December 31,	December 31,
	2025	2024
Income for the year	$106,895	$88,981

Weighted average number of common shares (thousands)	328,889	318,720
Dilutive potential ordinary shares
Warrants	19,479	12,500
Options	1,363	770
RSUs	778	572
DSUs	874	848
Bonus shares	500	500
Weighted average number of ordinary shares	351,883	333,910

Diluted earnings per share	$0.30	$0.27